Risk Report - Asset Quality - Financial Assets subject to impairment - Development of exposures in the reporting period, Gross Carrying Amount (Detail) - Gross Carrying Amount [Member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total Stages [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	€ 678,787	€ 703,756
Movements in financial assets including new business	81,819	35,914
Transfers due to changes in creditworthiness	0	0
Changes due to modifications that did not result in derecognition	(45)	(227)
Changes in models	0	0
Financial assets that have been derecognized during the period	(85,852)	(69,863)
Recovery of written off amounts	70	146
Foreign exchange and other changes	5,548	9,060
Balance, end of the reporting period	680,328	678,787
Stage 1 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	637,037	663,707
Movements in financial assets including new business	86,882	29,175
Transfers due to changes in creditworthiness	(1,652)	1,240
Changes due to modifications that did not result in derecognition	(4)	(11)
Changes in models	0	0
Financial assets that have been derecognized during the period	(81,545)	(65,682)
Recovery of written off amounts	0	0
Foreign exchange and other changes	5,249	8,608
Balance, end of the reporting period	645,967	637,037
Stage 2 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	32,335	30,305
Movements in financial assets including new business	(6,503)	5,743
Transfers due to changes in creditworthiness	327	(2,344)
Changes due to modifications that did not result in derecognition	0	(8)
Changes in models	0	0
Financial assets that have been derecognized during the period	(1,691)	(1,766)
Recovery of written off amounts	0	0
Foreign exchange and other changes	213	405
Balance, end of the reporting period	24,680	32,335
Stage 3 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	7,452	7,726
Movements in financial assets including new business	1,022	1,058
Transfers due to changes in creditworthiness	1,325	1,104
Changes due to modifications that did not result in derecognition	(40)	(208)
Changes in models	0	0
Financial assets that have been derecognized during the period	(2,343)	(2,411)
Recovery of written off amounts	70	146
Foreign exchange and other changes	45	37
Balance, end of the reporting period	7,531	7,452
Stage 3 POCI [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	1,963	2,019
Movements in financial assets including new business	418	(61)
Transfers due to changes in creditworthiness		0
Changes due to modifications that did not result in derecognition	0	0
Changes in models	0	0
Financial assets that have been derecognized during the period	(272)	(4)
Recovery of written off amounts	0	0
Foreign exchange and other changes	41	10
Balance, end of the reporting period	€ 2,150	€ 1,963